Stockholders' Equity and Accumulated Other Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended		12 Months Ended
	Feb. 02, 2017	Jun. 19, 2014	May 24, 2014	Dec. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Oct. 31, 2015	Oct. 03, 2015
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period					$ (278.0)	$ (253.0)
Other comprehensive income (loss) before reclassifications					(29.0)	(29.0)
Amounts reclassified from accumulated other comprehensive loss to net earnings					3.0	4.0
Other comprehensive income (loss), net of tax					(26.0)	(25.0)	$ (71.0)
Balance at end of the period					(304.0)	(278.0)	$ (253.0)
Cumulative foreign currency translation adjustment, net of related taxes					87.0	$ 82.0
Additional authorized repurchase amount under the November 2009 share repurchase program			$ 20.0
Common shares repurchased		16,738					18,405
Repurchase price (in dollars per share)		$ 2,950
Share price of common stock under repurchase program (in dollars per share)		$ 49.0					$ 53.0
Remaining authorized repurchase amount before additional amount authorized under the share repurchase program										$ 51.0
Remaining authorized repurchase amount					$ 100.0				$ 100.0
Common stock dividend declared and paid (in dollars per share)				$ 12.00
Common stock dividend declared (in dollars per share)	$ 1.50
Common stock dividend historical amount on a quarterly basis (in dollars per share)								$ 0.75
Common stock dividend historical amount on annual basis (in dollars per share)								3.00
Portion of dividend serving as prepayment for next succeeding year (in dollars per share)								3.00
Portion of dividend serving as prepayment for second succeeding year (in dollars per share)								3.00
Portion of dividend serving as prepayment for third succeeding year (in dollars per share)								3.00
Portion of dividend serving as prepayment for fourth succeeding year (in dollars per share)								$ 3.00
Income tax rate for foreign currency translation gains and losses (as a percent)					35.00%	35.00%	35.00%
Tax benefit recorded on unrecognized pension cost					$ 0.0	$ 0.0
Effective income tax rate (as a percent)					39.00%	39.00%
Unrecognized pension cost related to employees at certain subsidiaries					$ 20.0	$ 18.0
Argentine pesos | Sugar
Components of and changes in accumulated other comprehensive loss, net of tax
Net assets					84.0	96.0
U.S. dollars | Sugar
Components of and changes in accumulated other comprehensive loss, net of tax
Net assets					3.0	1.0
Cumulative Foreign Currency Translation Adjustment
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period					(228.0)	(194.0)
Other comprehensive income (loss) before reclassifications					(26.0)	(34.0)
Other comprehensive income (loss), net of tax					(26.0)	(34.0)
Balance at end of the period					(254.0)	(228.0)	$ (194.0)
Unrealized Gain (Loss) on Investments
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period					1.0	1.0
Other comprehensive income (loss) before reclassifications					1.0
Other comprehensive income (loss), net of tax					1.0
Balance at end of the period					2.0	1.0	1.0
Unrecognized Pension Cost
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period					(51.0)	(60.0)
Other comprehensive income (loss) before reclassifications					(4.0)	5.0
Amounts reclassified from accumulated other comprehensive loss to net earnings					3.0	4.0
Other comprehensive income (loss), net of tax					(1.0)	9.0
Balance at end of the period					$ (52.0)	$ (51.0)	$ (60.0)